Shareholders' capital - Fair Value of Share Options Granted (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Risk-free interest rate	1.90%	2.10%
Expected volatility	20.00%	21.00%
Expected dividend yield	4.30%	4.80%
Expected life	5 years 6 months	5 years 6 months
Weighted average grant date fair value per option (CAD per share)	$ 1.66	$ 1.41